Matthews China Small Companies Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.0%

	Shares	Value

CONSUMER DISCRETIONARY: 23.2%
Textiles, Apparel & Luxury Goods: 6.9%
Samsonite International SAb,c,d	1,324,200	$4,528,402
Xtep International Holdings, Ltd.	3,182,000	2,930,839

		7,459,241

Household Durables: 5.8%
Jason Furniture Hangzhou Co., Ltd. A Shares	788,000	4,393,538
Hisense Home Appliances Group Co., Ltd. H Shares	739,000	1,884,015

		6,277,553

Hotels, Restaurants & Leisure: 3.8%
Melco Resorts & Entertainment, Ltd. ADR[c]	366,058	3,620,314
Tongcheng Travel Holdings, Ltd.[c,d]	236,800	517,949

		4,138,263

Automobile Components: 2.9%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	817,603	3,209,819

Diversified Consumer Services: 2.0%
China Education Group Holdings, Ltd.[d]	2,712,000	2,197,744

Automobiles: 1.8%
Yadea Group Holdings, Ltd.[b,d]	1,038,000	1,922,156

Total Consumer Discretionary		25,204,776

INDUSTRIALS: 23.0%

Machinery: 9.3%
Yangzijiang Shipbuilding Holdings, Ltd.	4,518,200	5,476,921
Morimatsu International Holdings Co., Ltd.[c,d]	3,835,000	2,789,534
Airtac International Group	59,191	1,798,380

		10,064,835

Electrical Equipment: 4.5%
Hongfa Technology Co., Ltd. A Shares	596,257	2,750,498
GoodWe Technologies Co., Ltd. A Shares	86,612	1,576,798
Zhejiang HangKe Technology, Inc., Co. A Shares	163,429	588,369

		4,915,665

Professional Services: 2.6%
Centre Testing International Group Co., Ltd. A Shares	1,085,300	2,780,727

Ground Transportation: 2.1%
Full Truck Alliance Co., Ltd. ADR[c]	332,132	2,338,209

Construction & Engineering: 2.1%
Greentown Management Holdings Co., Ltd.[b,d]	3,114,000	2,248,939

Transportation Infrastructure: 1.4%
Beijing Capital International Airport Co., Ltd. H Shares[c]	3,352,000	1,550,198

Marine Transportation: 1.0%
SITC International Holdings Co., Ltd.	659,500	1,106,515

Total Industrials		25,005,088

	Shares	Value

INFORMATION TECHNOLOGY: 16.7%
Semiconductors & Semiconductor Equipment: 9.0%
Alchip Technologies, Ltd.	59,000	$4,945,434
ACM Research, Inc. Class Ac	209,963	3,801,380
StarPower Semiconductor, Ltd. A Shares	42,692	1,053,478

		9,800,292

Electronic Equipment, Instruments & Components: 5.9%
Shenzhen Topband Co., Ltd. A Shares	1,617,600	2,368,132
Elite Material Co., Ltd.	178,000	2,367,273
BOE Varitronix, Ltd.	1,766,000	1,629,258

		6,364,663

Software: 1.8%
Longshine Technology Group Co., Ltd. A Shares	745,744	1,967,616

Total Information Technology		18,132,571

REAL ESTATE: 9.8%
Real Estate Management & Development: 9.8%
China Overseas Property Holdings, Ltd.	6,090,000	6,853,922
KE Holdings, Inc. A Shares	731,900	3,823,775

Total Real Estate		10,677,697

CONSUMER STAPLES: 7.2%
Beverages: 3.5%
Anhui Yingjia Distillery Co., Ltd. A Shares	216,100	2,188,390
Anhui Kouzi Distillery Co., Ltd. A Shares	229,300	1,633,931

		3,822,321

Food Products: 2.5%
Chacha Food Co., Ltd. A Shares	330,400	1,483,000
Anjoy Foods Group Co., Ltd. A Shares	71,047	1,212,364

		2,695,364

Personal Care Products: 1.2%
Giant Biogene Holding Co. ltd[b,c,d]	304,400	1,314,694

Total Consumer Staples		7,832,379

HEALTH CARE: 7.1%
Health Care Equipment & Supplies: 3.4%
AK Medical Holdings, Ltd.[b,d]	2,790,000	2,346,416
Peijia Medical, Ltd.[b,c,d]	1,505,000	1,338,700

		3,685,116

Biotechnology: 2.1%
Legend Biotech Corp. ADR[c]	34,798	2,337,382

Health Care Technology: 1.4%
Medlive Technology Co., Ltd.[b,d]	1,473,000	1,480,938

Life Sciences Tools & Services: 0.2%
Joinn Laboratories China Co., Ltd. H Shares[b,d]	127,821	225,024

Total Health Care		7,728,460

COMMUNICATION SERVICES: 4.6%
Interactive Media & Services: 4.6%
Kanzhun, Ltd. ADR[c]	204,401	3,100,763
Zhihu, Inc. ADR[c]	1,815,593	1,888,217

Total Communication Services		4,988,980

1	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

UTILITIES: 3.4%
Gas Utilities: 3.4%
ENN Natural Gas Co., Ltd. A Shares	1,552,742	$3,710,357

Total Utilities		3,710,357

FINANCIALS: 3.0%
Financial Services: 2.8%
Chailease Holding Co., Ltd.	530,106	2,976,673

Capital Markets: 0.2%
Orient Securities Co., Ltd. H Shares[b,d]	456,400	228,735

Total Financials		3,205,408

TOTAL INVESTMENTS: 98.0%		106,485,716
(Cost $117,828,869)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		2,172,465

NET ASSETS: 100.0%		$108,658,181

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $15,634,004, which is 14.39% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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